Note 11 - Share Capital - Share Options (Details)	12 Months Ended
	Nov. 30, 2021 $ / shares shares		Nov. 30, 2020 $ / shares
Statement Line Items [Line Items]
Balance, option	10,732,000		12,463,000
Balance, weighted average exercise of option (in CAD per share)	$ 1.51		$ 1.15
Granted, option	3,015,000		2,695,000
Granted, weighted average exercise of option (in CAD per share)	$ 1.84		$ 2.48
Exercised, option	(1,197,850)	[1]	(4,359,750)	[2]
Exercised, weighted average exercise of option (in CAD per share)	$ 1.00	[1]	$ 1.07	[2]
Expired/Forfeited, option			(66,250)
Expired/Forfeited, weighted average exercise of option (in CAD per share)			$ 0.80
Expired (in shares) | shares	(105,000)
Expired, weighted average exercise price (in CAD per share)	$ 2.50
Balance, option	12,444,150		10,732,000
Balance, weighted average exercise of option (in CAD per share)	$ 1.63		$ 1.51

[1]	During the year ended November 30, 2021, the Company issued 1,154,918 common shares at weighted average trading prices of $2.02. The common shares were issued pursuant to the exercise of 1,197,850 share options, of which 37,068 common shares were issued pursuant to the exercise of 80,000 share options on a net exercise basis.
[2]	During the year ended November 30, 2020, the Company issued 4,342,064 common shares at weighted average trading prices of $2.33. The common shares were issued pursuant to the exercise of 4,359,750 share options, of which 17,314 common shares were issued pursuant to the exercise of 35,000 options on a net exercise basis.